Related party disclosures - Share rights holdings (Details)	Sep. 30, 2023 shares Options
Related party disclosures
Number of options outstanding | Options	0
Managing Director & Chief Executive Officer | Peter King
Related party disclosures
Number of Share Rights	570,644
Group Executive | Scott Collary
Related party disclosures
Number of Share Rights	315,956
Group Executive | Carolyn McCann
Related party disclosures
Number of Share Rights	230,274
Group Executive | Catherine McGrath
Related party disclosures
Number of Share Rights	148,357
Group Executive | Anthony Miller
Related party disclosures
Number of Share Rights	307,152
Group Executive | Christine Parker
Related party disclosures
Number of Share Rights	279,248
Group Executive | Michael Rowland
Related party disclosures
Number of Share Rights	250,480
Group Executive | Jason Yetton
Related party disclosures
Number of Share Rights	366,861
Group Executive | Ryan Zanin
Related party disclosures
Number of Share Rights	150,934
Former Group Executive | Chris De Bruin
Related party disclosures
Number of Share Rights	309,041